Legacy Class [Member] Average Annual Total Returns - Legacy Class		12 Months Ended	60 Months Ended	120 Months Ended	251 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Performance Inception Date	[1]				Jan. 31, 2005
Cboe S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.91%	9.33%	7.31%
Performance Inception Date	[2]				Jan. 31, 2005
Legacy Class
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	6.58%	13.53%
Performance Inception Date					Jan. 31, 2005
Legacy Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	3.38%	10.12%
Performance Inception Date					Jan. 31, 2005
Legacy Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.08%	4.20%	10.07%
Performance Inception Date	[3]				Jan. 31, 2005

[1]	Broad-based securities market index.
[2]	Additional index.
[3]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.